Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net

7. PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2011	2012
Buildings	$32,178	$32,507
Computers and software	21,426	30,140
Furniture and office equipment	5,087	6,853
Leasehold improvements	15,089	24,225
Motor vehicles	309	454

	74,089	94,179
Less: Accumulated depreciation and amortization	(18,298)	(26,411)

Property and equipment, net	$55,791	$67,768

Depreciation and amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $4,674, $7,012 and $9,168, respectively.